DERIVATIVES (Details) - Foreign currency contracts $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Derivative [Line Items]
Unrealized loss, net of $0.3 million income tax, included in Accumulated items of other comprehensive loss in the accompanying consolidated balance sheets	$ 745
Realized loss on effective portion, included as compensation expense primarily in "Direct costs of customer support" and "General and administrative" in the accompanying consolidated statements of operations and comprehensive loss	$ 691